Schedule of investments

Delaware Tax-Free California Fund November 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.77%
Corporate Revenue Bonds - 3.89%
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed)
Series A-1 5.25% 6/1/47	750,000	$776,303
Series A-2 5.00% 6/1/47	2,000,000	2,057,820
(Capital Appreciation Asset-Backed) Subordinate Series
B 1.548% 6/1/47 ^	1,615,000	270,561
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	774,940
		3,879,624
Education Revenue Bonds - 28.30%
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,165,190
(Stanford University) Series V-1 5.00% 5/1/49	2,500,000	3,808,975
California Infrastructure & Economic Development Bank
(Equitable School Revolving Fund)
Series B 5.00% 11/1/39	300,000	365,766
Series B 5.00% 11/1/44	350,000	422,534
Series B 5.00% 11/1/49	500,000	600,250
California Municipal Finance Authority
(Bella Mente Montessori Academy Project) Series A
144A 5.00% 6/1/48 #	500,000	574,290
(Biola University) 5.00% 10/1/39	1,000,000	1,180,120
(California Baptist University) Series A 144A 5.375%
11/1/40 #	1,000,000	1,148,160
(CHF - Davis I, LLC - West Village Student Housing
Project) 5.00% 5/15/48	1,000,000	1,182,900
(CHF - Riverside II, LLC - UCR North District Phase I
Student Housing Project) 5.00% 5/15/44 (BAM)	420,000	515,122
(Creative Center of Los Altos Project - Pinewood School
& Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	524,495
(Julian Charter School Project) Series A 144A 5.625%
3/1/45 #	500,000	519,590
(Literacy First Charter Schools Project) Series A 5.00%
12/1/49	750,000	871,005
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,250,740
California Public Finance Authority Educational Facilities
Revenue
(Trinity Classical Academy Project)
Series A 144A 5.00% 7/1/44 #	350,000	369,621
Series A 144A 5.00% 7/1/54 #	500,000	524,020

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Schedule of investments

Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Aspire Public Schools - Obligated Group) Series A 144A
5.00% 8/1/45 #	715,000	$793,764
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/42 #	500,000	455,350
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	260,905
(Granada Hills Charter Obligated Group) 144A 5.00%
7/1/49 #	500,000	568,435
(Green Dot Public Schools Project) Series A 144A 5.00%
8/1/35 #	1,000,000	1,131,970
(Grimmway Schools - Obligated Group) Series A 144A
5.00% 7/1/36 #	500,000	548,640
(ICEF - View Park Elementary & Middle Schools)
Series A 5.625% 10/1/34	575,000	640,153
(KIPP LA Projects) Series A 5.125% 7/1/44	1,000,000	1,103,900
(KIPP SoCal Projects) Series A 144A 5.00% 7/1/49 #	1,000,000	1,188,900
(Partnerships to Uplift Communities Valley Project)
Series A 144A 6.75% 8/1/44 #	1,000,000	1,121,480
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,198,090
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter
High School Project) Series A 7.25% 8/1/41	800,000	864,688
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	864,593
(NCCD - Hooper Street LLC - California College of the
Arts Project) 144A 5.25% 7/1/49 #	250,000	288,195
California Statewide Communities Development Authority
Student Housing Revenue
(University of California Irvine East Campus Apartments)
5.375% 5/15/38	1,000,000	1,057,720
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,088,020
		28,197,581
Electric Revenue Bonds - 0.41%
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	220,000	168,850
Series WW 5.00% 7/1/28 ‡	310,000	237,925
		406,775

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds - 18.51%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	$905,505
(Sharp HealthCare) Series A 5.00% 8/1/28	250,000	269,420
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	1,000,000	1,117,920
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	543,520
Series A 5.00% 8/15/47	500,000	585,190
(Dignity Health) Series E 5.625% 7/1/25	1,000,000	1,007,270
(Kaiser Permanente) Subordinate Series A-2 4.00%
11/1/44	2,005,000	2,219,274
(Lucile Salter Packard Children’s Hospital at Stanford)
Series A 5.00% 11/15/56	1,000,000	1,199,230
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,069,240
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	872,707
Series A 5.00% 2/1/47	250,000	289,037
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	573,110
California Statewide Communities Development Authority
Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	1,079,060
(Covenant Retirement Communities) Series C 5.625%
12/1/36	1,000,000	1,146,630
(Episcopal Communities & Services) 5.00% 5/15/32	600,000	647,958
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	536,425
(Loma Linda University Medical Center) Series A 144A
5.50% 12/1/58 #	400,000	468,300
(Marin General Hospital - Green Bonds) Series A 4.00%
8/1/45	500,000	519,545
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,151,140
La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	795,247
Palomar Health
5.00% 11/1/47 (AGM)	500,000	588,050
San Buenaventura
(Community Memorial Health System) 7.50% 12/1/41	785,000	864,340
		18,448,118
Housing Revenue Bonds - 4.25%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects)
Series A 4.00% 8/15/42	1,270,000	1,336,142

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Schedule of investments

Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects)
Series A 5.50% 8/15/47	750,000	$800,873
Independent Cities Finance Authority Mobile Home Park
Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	1,000,000	1,091,750
Santa Clara County Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31
(AMT)	1,000,000	1,001,700
		4,230,465
Lease Revenue Bonds - 9.09%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,089,310
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated
Group) Series A 5.00% 11/1/41	1,000,000	1,120,150
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project) 5.00% 1/1/35	635,000	641,210
California Pollution Control Financing Authority Revenue
(San Diego County Water Authority Desalination Project
Pipeline) 144A 5.00% 11/21/45 #	1,000,000	1,195,610
California State Public Works Board Lease Revenue
(Department of Corrections and Rehabilitation) Series C
5.00% 10/1/26	1,000,000	1,069,490
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,128,060
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,125,500
Oceanside Public Financing Authority
(EL Corazon Aquatics Center Project) 4.00% 11/1/49	1,000,000	1,119,910
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	500,000	564,460
		9,053,700
Local General Obligation Bonds - 3.14%
Anaheim School District Capital Appreciation Election
2002
4.58% 8/1/25 (NATL) ^	1,000,000	906,290
Marin Healthcare District Election 2013
Series A 4.00% 8/1/47	1,000,000	1,104,090

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
San Francisco Bay Area Rapid Transit District Election of
2016
(Green Bonds) Series B-1 4.00% 8/1/44	500,000	$578,025
West Contra Costa Unified School District 2012 Election
Series C 4.00% 8/1/41	500,000	542,765
		3,131,170
Pre-Refunded Bonds - 5.90%
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A
5.00% 10/1/25-21 §	800,000	843,624
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45-20 §	935,000	970,044
Imperial Irrigation District Electric System Revenue
Series B 5.00% 11/1/36-20 §	250,000	259,233
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Bond Program) 5.50%
9/1/46-21 (AGM) §	800,000	861,944
Rancho Santa Fe Community Services District Financing
Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	866,120
Riverside County Redevelopment Agency Tax Allocation
Housing
Series A 6.00% 10/1/39-20 §	1,000,000	1,041,780
San Diego Public Facilities Financing Authority Lease
Revenue
(Master Refunding Project) Series A 5.25% 3/1/40-20 §	1,000,000	1,032,570
		5,875,315
Special Tax Revenue Bonds - 5.48%
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,745,000	1,805,813
Series A-1 5.00% 7/1/58	1,835,000	1,928,126
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex) Senior Series A 5.00%
6/1/48	1,000,000	1,197,220
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	530,615
		5,461,774

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Schedule of investments

Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds - 7.06%
California
(Various Purpose)
4.00% 10/1/44	2,000,000	$2,297,320
5.00% 4/1/32	300,000	406,833
5.00% 8/1/46	1,000,000	1,184,970
5.25% 3/1/30	1,000,000	1,010,230
5.25% 4/1/35	1,000,000	1,093,810
5.25% 11/1/40	1,000,000	1,037,600
		7,030,763
Transportation Revenue Bonds - 11.74%
Alameda Corridor Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	500,000	586,275
California Municipal Finance Authority Senior Lien
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	645,000	752,431
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	564,875
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,157,270
Subordinate Series A 5.00% 5/15/33 (AMT)	255,000	312,579
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations) Series A 5.75% 6/1/44	500,000	559,295
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	1,000,000	1,205,790
Subordinate Series B 5.00% 7/1/41	500,000	588,205
San Diego County Regional Airport Authority Revenue
Subordinate Series A 5.00% 7/1/47	375,000	447,975
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40%
9/1/25	870,000	873,698
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,207,430
Second Series B 5.00% 5/1/46 (AMT)	1,000,000	1,153,480
Second Series E 5.00% 5/1/50 (AMT)	1,000,000	1,206,280
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,000,000	1,081,860
		11,697,443
Total Municipal Bonds (cost $91,332,370)		97,412,728

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(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 1.05%
Variable Rate Demand Notes - 1.05%¤
California Series A2
0.55% 5/1/34 (LOC - State Street Bank and Trust)	350,000	$350,000
Los Angeles Department of Water & Power Revenue
Subseries B-3
0.64% 7/1/34 (SPA - Barclays Bank PLC)	200,000	200,000
Regents of the University of California Medical Center
Pooled Revenue Subseries B-2
0.55% 5/15/32	500,000	500,000
Total Short-Term Investments (cost $1,050,000)		1,050,000

Total Value of Securities – 98.82%
(cost $92,382,370)		98,462,728

Receivables and Other Assets Net of Liabilities – 1.18%		1,170,809
Net Assets Applicable to 8,145,745 Shares Outstanding – 100.00%		$99,633,537

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Nov. 30, 2019, the aggregate value of Rule 144A securities was $11,681,725, which represents
11.72% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2019.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.

^ Zero-coupon security. The rate shown is the effective yield at the time of purchase.

~ Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at Nov. 30, 2019.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
ICEF – Inner City Education Foundation

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Schedule of investments

Delaware Tax-Free California Fund (Unaudited)

Summary of abbreviations (continued):
LOC – Letter of Credit
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
NCCD – National Campus and Community Development
PLC – Public Limited Company
SPA – Stand-by Purchase Agreement
UCR – University of California Riverside
USD – US Dollar

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